Income Taxes (Details) - Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Rate Reconciliation [Abstract]
Provision at statutory rate												$ 2,866	$ 3,119	$ 3,062
Tax-free income												(1,347)	(1,187)	(1,138)
Nondeductible interest expense												34	37	45
Other												9	23	10
Actual tax expense	$ 261	$ 298	$ 544	$ 316	$ 404	$ 550	$ 529	$ 414	$ 499	$ 1,129	$ 1,264	$ 1,562	$ 1,992	$ 1,979
Provision at statutory rate												34.00%	34.00%	34.00%
Tax-free income												(15.90%)	(12.90%)	(12.60%)
Nondeductible interest expense												0.40%	0.40%	0.50%
Other												0.00%	0.20%	0.10%
Effective rate												18.50%	21.70%	22.00%